BASIS OF PREPARATION AND PRESENTATION	12 Months Ended
Dec. 31, 2020
Disclosure of notes and other explanatory information [Abstract]
BASIS OF PREPARATION AND PRESENTATION
These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (“IFRS”), effective as of December 31, 2020.

The consolidated financial statements have been prepared on a historical cost basis, except for certain financial assets and liabilities (including derivative instruments) measured at fair value as explained in Note 3. Accounting policies are consistently applied to all years presented, unless otherwise stated.

The functional and presentation currencies of the Company and all its subsidiaries is the United States Dollar ("US Dollar"), and all values herein are rounded to the nearest million except where otherwise indicated. References to ARS, BRL, C$, and CLP are to Argentine Pesos, Brazilian Reais, Canadian Dollars and Chilean Pesos, respectively.

The consolidated financial statements were authorized for issuance by the Board of Directors on February 11, 2021.

Impact of COVID-19 Pandemic

The Company continues to actively monitor the impact of the COVID-19 pandemic, including the impact on economic activity and financial reporting. During the year ended December 31, 2020, the Company has taken a number of measures to safeguard the health of its employees and their local communities while continuing to operate safely and responsibly. Government-ordered restrictions resulted in operations at Canadian Malartic and Cerro Moro being temporarily suspended on March 20 and March 24, 2020, respectively. Operations at these mines resumed in April 2020 and the gradual resumption towards full mining activities occurred over the second and third quarters. As a result of these temporary shutdowns, the Company experienced lower overall production volumes; however, strong commodity prices and the weakening of certain local currencies relative to the US Dollar minimized the impact on the Company’s financial results. The Company incurred $40.5 million of temporary suspension, standby and other incremental COVID-19 costs during 2020. These costs are associated with the temporary shutdowns and subsequent ramp-ups at Canadian Malartic and Cerro Moro, and the underutilization of labour and contractors in relation to the pre-COVID-19 mine plans. Other incremental costs resulting from COVID-19 across all mine sites include community support, the acquisition of additional personal protective equipment, higher transportation costs, and overtime costs resulting from lower headcount levels on site to accommodate social distancing.

As the pandemic continues to progress and evolve, it is difficult to predict the full extent and duration of resulting operational and economic impacts for the Company, which are expected to impact a number of reporting periods. This uncertainty impacts judgements made by the Company, including those relating to determining the recoverable values of the Company’s non-current assets as discussed in Note 4.